Loan Payables (Tables)	6 Months Ended
Mar. 31, 2026
Loan Payables [Abstract]
Schedule of Short-Term Bank Loans

Outstanding balances on short-term bank loans consisted of the following:

Institution name	Maturity	Interest rate	Collateral/ earnings	March 31, 2026 (Unaudited)	September 30, 2025 (Audited)
China Construction Bank	December, 2025	4.15%/4.30%	Xuezheng Chen	$-	$195,112